Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Discount rate	9.98%	10.24%	11.28%